RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jun. 26, 2020	Jun. 28, 2019	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts affecting revenue[1]	€ 0	€ 1
Amounts affecting cost of sales[2]	(21)	(37)
Amounts affecting operating expenses[3]	(4)	(8)
Total net amount affecting the Consolidated Income Statement	(25)	€ (44)
Amount due from	4		€ 3
Amounts payable	€ 13		€ 16